UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-3275
Legg Mason Partners Investment Funds, Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: April 30
Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT
FUNDS, INC.
Legg Mason Partners Multiple Discipline
Funds Balanced All Cap Growth and
Value
FORM N-Q
JULY 31, 2006

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value
Schedule of Investments (unaudited)
July 31, 2006

Shares	Security	Value

COMMON STOCKS — 61.2%
CONSUMER DISCRETIONARY — 10.6%
Internet & Catalog Retail — 1.0%
6,500	Amazon.com Inc. *	$174,785
6,705	Expedia Inc. *	89,847
5,455	IAC/InterActiveCorp. *	129,338

	Total Internet & Catalog Retail	393,970

Leisure Equipment & Products — 0.2%
5,000	Hasbro Inc.	93,500

Media — 7.5%
10,300	Cablevision Systems Corp., New York Group, Class A Shares *	229,175
11,320	Comcast Corp., Special Class A Shares *	388,050
2,642	Discovery Holding Co., Class A Shares *	35,192
21,150	Interpublic Group of Cos. Inc. *	173,219
1,998	Liberty Global Inc., Series A Shares *	43,656
184	Liberty Global Inc., Series C Shares *	3,897
1,918	Liberty Media Holding Corp., Capital Group, Series A Shares *	156,528
14,592	Liberty Media Holding Corp., Interactive Group, Series A Shares *	240,330
15,195	News Corp., Class B Shares	305,723
18,670	Pearson PLC, ADR	253,912
32,680	Time Warner Inc.	539,220
16,490	Walt Disney Co.	489,588

	Total Media	2,858,490

Specialty Retail — 1.9%
4,150	Bed Bath & Beyond Inc. *	138,942
8,170	Charming Shoppes Inc. *	84,233
14,130	Home Depot Inc.	490,452

	Total Specialty Retail	713,627

	TOTAL CONSUMER DISCRETIONARY	4,059,587

CONSUMER STAPLES — 5.6%
Beverages — 1.7%
7,350	Coca-Cola Co.	327,075
1,000	Molson Coors Brewing Co., Class B Shares	71,450
3,845	PepsiCo Inc.	243,696

	Total Beverages	642,221

Food & Staples Retailing — 1.0%
6,020	Safeway Inc.	169,042
5,100	Wal-Mart Stores Inc.	226,950

	Total Food & Staples Retailing	395,992

Food Products — 1.9%
5,650	Kraft Foods Inc., Class A Shares	183,060
11,790	Unilever PLC, ADR	281,663
5,187	Wm. Wrigley Jr. Co.	237,876

	Total Food Products	702,599

Household Products — 1.0%
1,000	Kimberly-Clark Corp.	61,050
5,912	Procter & Gamble Co.	332,254

	Total Household Products	393,304

	TOTAL CONSUMER STAPLES	2,134,116

ENERGY — 4.1%
Energy Equipment & Services — 1.5%
1,200	Baker Hughes Inc.	95,940
2,600	GlobalSantaFe Corp.	142,818
2,260	Grant Prideco Inc. *	102,853
See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Energy Equipment & Services — 1.5% (continued)
5,140	Weatherford International Ltd. *	$240,757

	Total Energy Equipment & Services	582,368

Oil, Gas & Consumable Fuels — 2.6%
7,450	Anadarko Petroleum Corp.	340,763
850	Chevron Corp.	55,913
3,850	Exxon Mobil Corp.	260,799
2,960	Murphy Oil Corp.	152,322
7,390	Williams Cos. Inc.	179,207

	Total Oil, Gas & Consumable Fuels	989,004

	TOTAL ENERGY	1,571,372

FINANCIALS — 8.1%
Capital Markets — 2.7%
800	Franklin Resources Inc.	73,160
1,000	Goldman Sachs Group Inc.	152,750
4,350	Lehman Brothers Holdings Inc.	282,533
7,160	Merrill Lynch & Co. Inc.	521,391
350	State Street Corp.	21,021

	Total Capital Markets	1,050,855

Consumer Finance — 0.7%
4,950	American Express Co.	257,697

Diversified Financial Services — 1.6%
5,856	Bank of America Corp.	301,760
6,820	JPMorgan Chase & Co.	311,128

	Total Diversified Financial Services	612,888

Insurance — 1.8%
7,120	American International Group Inc.	431,970
5,540	Chubb Corp.	279,327

	Total Insurance	711,297

Thrifts & Mortgage Finance — 1.3%
3,880	MGIC Investment Corp.	220,811
6,200	PMI Group Inc.	263,252

	Total Thrifts & Mortgage Finance	484,063

	TOTAL FINANCIALS	3,116,800

HEALTH CARE — 12.2%
Biotechnology — 4.5%
6,360	Amgen Inc. *	443,546
11,370	Biogen Idec Inc. *	478,905
2,395	Genentech Inc. *	193,564
4,110	Genzyme Corp. *	280,631
5,200	ImClone Systems Inc. *	169,000
15,320	Millennium Pharmaceuticals Inc. *	150,442

	Total Biotechnology	1,716,088

Health Care Providers & Services — 1.1%
8,840	UnitedHealth Group Inc.	422,817

Pharmaceuticals — 6.6%
5,560	Abbott Laboratories	265,601
2,500	Eli Lilly & Co.	141,925
6,820	Forest Laboratories Inc. *	315,835
4,140	GlaxoSmithKline PLC, ADR	229,066
9,205	Johnson & Johnson	575,773
2,450	Novartis AG, ADR	137,739
23,300	Pfizer Inc.	605,567
See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Pharmaceuticals — 6.6% (continued)
5,730	Wyeth	$277,733

	Total Pharmaceuticals	2,549,239

	TOTAL HEALTH CARE	4,688,144

INDUSTRIALS — 6.1%
Aerospace & Defense — 2.3%
1,800	Boeing Co.	139,356
6,460	Honeywell International Inc.	250,002
2,760	L-3 Communications Holdings Inc.	203,274
6,020	Raytheon Co.	271,322

	Total Aerospace & Defense	863,954

Airlines — 0.6%
11,760	Southwest Airlines Co.	211,562

Electrical Equipment — 0.7%
3,450	Emerson Electric Co.	272,274

Industrial Conglomerates — 1.7%
8,940	General Electric Co.	292,249
14,500	Tyco International Ltd.	378,305

	Total Industrial Conglomerates	670,554

Machinery — 0.8%
2,320	Caterpillar Inc.	164,418
5,650	Pall Corp.	147,352

	Total Machinery	311,770

	TOTAL INDUSTRIALS	2,330,114

INFORMATION TECHNOLOGY — 11.6%
Communications Equipment — 1.4%
28,270	Cisco Systems Inc. *	504,620
1,290	Motorola Inc.	29,360

	Total Communications Equipment	533,980

Computers & Peripherals — 2.0%
8,600	Dell Inc. *	186,448
1,800	International Business Machines Corp.	139,338
1,000	Lexmark International Inc., Class A Shares *	54,050
3,920	SanDisk Corp. *	182,907
8,938	Seagate Technology *	207,362

	Total Computers & Peripherals	770,105

Electronic Equipment & Instruments — 0.3%
3,870	Agilent Technologies Inc. *	110,063

Internet Software & Services — 1.1%
3,000	eBay Inc. *	72,210
3,000	VeriSign Inc. *	53,790
10,800	Yahoo! Inc. *	293,112

	Total Internet Software & Services	419,112

Semiconductors & Semiconductor Equipment — 4.1%
5,500	Applied Materials Inc.	86,570
3,500	Broadcom Corp., Class A Shares *	83,965
4,795	Cree Inc. *	94,605
15,830	Intel Corp.	284,940
12,740	Micron Technology Inc. *	198,617
3,700	Novellus Systems Inc. *	93,647
17,670	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	153,199
19,420	Texas Instruments Inc.	578,327

	Total Semiconductors & Semiconductor Equipment	1,573,870

See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Software — 2.7%
4,360	Advent Software Inc. *	$136,119
3,650	Autodesk Inc. *	124,502
3,400	Electronic Arts Inc. *	160,174
25,350	Microsoft Corp.	609,160

	Total Software	1,029,955

	TOTAL INFORMATION TECHNOLOGY	4,437,085

MATERIALS — 1.8%
Chemicals — 0.6%
2,250	Dow Chemical Co.	77,805
3,900	E.I. du Pont de Nemours & Co.	154,674

	Total Chemicals	232,479

Metals & Mining — 0.6%
7,330	Alcoa Inc.	219,534

Paper & Forest Products — 0.6%
3,885	Weyerhaeuser Co.	227,894

	TOTAL MATERIALS	679,907

TELECOMMUNICATION SERVICES — 1.1%
Diversified Telecommunication Services — 0.5%
5,905	Verizon Communications Inc.	199,707

Wireless Telecommunication Services — 0.6%
9,555	Vodafone Group PLC, ADR	207,152

	TOTAL TELECOMMUNICATION SERVICES	406,859

	TOTAL COMMON STOCKS (Cost — $22,211,878)	23,423,984

Face
Amount

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 29.3%
U.S. Government Agency Obligations — 11.9%
$1,200,000	Federal Home Loan Bank (FHLB), Global Bonds, 4.625% due 7/18/07	1,191,644
1,175,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 3.625% due 9/15/08	1,137,930
2,325,000	Federal National Mortgage Association (FNMA), 3.375% due 12/15/08	2,230,849

	Total U.S. Government Agency Obligations	4,560,423

U.S. Government Obligations — 17.4%
	U.S. Treasury Notes:
2,300,000	4.000% due 4/15/10	2,230,103
1,125,000	5.000% due 2/15/11	1,130,758
750,000	4.875% due 2/15/12	749,210
875,000	4.375% due 8/15/12	850,903
1,780,000	4.250% due 8/15/14	1,697,397

	Total U.S. Government Obligations	6,658,371

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $11,365,925)	11,218,794

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $33,577,803)	34,642,778

SHORT-TERM INVESTMENTS — 8.3%
Repurchase Agreements — 8.3%
2,366,000	Interest in $467,344,000 joint tri-party repurchase agreement dated 7/31/06 with Deutsche Bank Securities Inc., 5.270% due 8/1/06; Proceeds at maturity — $2,366,346; (Fully collateralized by various U.S. government agency obligations, 0.000% to 22.305% due 1/15/18 to 7/15/36; Market value — $2,413,320)	2,366,000
See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
July 31, 2006

Face
Amount	Security	Value

Repurchase Agreements — 8.3% (continued)
$821,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 8/1/06; Proceeds at maturity — $821,120; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value — $837,421)	$821,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $3,187,000)	3,187,000

	TOTAL INVESTMENTS — 98.8% (Cost — $36,764,803#)	37,829,778
	Other Assets in Excess of Liabilities — 1.2%	465,059

	TOTAL NET ASSETS — 100.0%	$38,294,837

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (the “Fund”) is a separate diversified series of Legg Mason Partners Investment Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,244,535
Gross unrealized depreciation	(1,179,560)

Net unrealized appreciation	$1,064,975

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Investment Funds, Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: September 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: September 28, 2006